PREPAID EXPENSES	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES
PREPAID EXPENSES

6)  PREPAID EXPENSES

a)   Accounting policy

These are stated at amounts effectively disbursed referring to services contracted but not yet incurred. Prepaid expenses are allocated to the statement of incomes to the extent that related services are rendered, and economic benefits are obtained.

Includes the amounts of incremental costs related to obtaining a contract (sales commissions and other acquisition costs from third parties).

b)   Breakdown

	12.31.20	12.31.19
Incremental costs (costumers contracts)	480,909	330,919
Advertising and publicity	275,083	249,433
Rental	61,559	184,248
Software and networks maintenance	80,151	33,863
Financial charges	22,175	30,521
Personal	—	30,135
Insurance	15,503	20,459
Satellites and links (1)	102,851	—
Taxes and other	16,046	27,007
Total	1,054,277	906,585

Current	859,766	686,503
Non-current	194,511	220,082
(1)

Refers to contracts signed for the provision of infrastructure, equipment and links for satellite communication, aiming at the best provision of services by the Company. These contracts have a duration of up to 5 years.

(1)